Long Term Debt	12 Months Ended
Jun. 30, 2019
Long-term Debt, Unclassified [Abstract]
Long term debt

Note 12 - Long term debt

In November 2017, Puhui Beijing entered into two loan agreements for a total amount of approximately $1.5 million with two individuals, which mature in November 2020. The interest rate is 13.5% per annum. Twenty percent of the principal or, approximately $0.3 million, is due in one year from the loan origination date upon request. The two individuals did not request repayment as of June 30, 2019.

On January 30, 2019, the Company financed a vehicle with a three year loan for a total of approximately of $0.1 million. The Company paid a down payment of approximately $51,000, monthly payments will be approximately $2,000 from February 2019 to January 2022, with an interest rate of 6% per annum. As of June 30, 2019, approximately $68,000 of loan payments remained outstanding, of which approximately $25,000 are due within one year from June 30, 2019.

Interest expense for the years ended June 30, 2019, 2018 and 2017 amounted to $199,861, $122,806 and $0, respectively.